SCHEDULE OF FEDERAL INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (benefit) taxes at statutory rates	$ (6,120,640)	$ (33,448)
State income tax, net of federal benefit	(131,962)	47,340
Warrants and convertible debt	1,620,341	12,776
Nondeductible executive compensation	480,248
Stock based compensation	(278,940)
Share subscription facility transaction costs	2,664,850
Research and development tax credits	(501,451)
Change in tax rates	371,784
Other	(139,213)	405
Change in valuation allowance	2,034,983	(27,073)
Total